Exhibit 99.1

World Omni Auto Receivables Trust 2012-A

Monthly Servicer Certificate

July 31, 2012

Dates Covered
Collections Period	06/02/12 - 07/31/12
Interest Accrual Period	07/18/12 - 08/14/12
30/360 Days	27
Actual/360 Days	28
Distribution Date	08/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	924,207,433.71	47,477
Original Yield Supplement Overcollateralization Amount	16,241,892.42	0

Aggregate Starting Principal Balance	940,449,326.13	47,477
Principal Payments	51,635,127.94	1,285
Defaulted Receivables	240,171.43	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/12	14,960,268.25	0

Pool Balance at 07/31/12	873,613,758.51	46,181

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477
Delinquent Receivables:
Past Due 31-60 days	5,755,386.89	485
Past Due 61-90 days	818,845.59	60
Past Due 91 + days	20,976.20	1

Total	6,595,208.68	546

Total 31+ Delinquent as % Ending Pool Balance	0.75%
Recoveries	55,686.73
Aggregate Net Losses/(Gains)—July 2012	184,484.70
Overcollateralization Target Amount	39,312,619.13
Actual Overcollateralization	26,245,030.29
Weighted Average APR	4.45%
Weighted Average APR, Yield Adjusted	5.29%
Weighted Average Remaining Term	57.98

Flow of Funds	$ Amount
Collections	57,905,428.57
Advances	64,067.19
Investment Earnings on Cash Accounts	3,442.35
Servicing Fee	(1,541,291.95)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	56,431,646.16

Distributions of Available Funds
(1) Class A Interest	369,208.93
(2) First Priority Principal Distributable Amount	10,856,241.49
(3) Class B Interest	21,165.45
(4) Second Priority Principal Distributable Amount	18,940,000.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	26,245,030.29
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	56,431,646.16

Servicing Fee	1,541,291.95
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Original Note Balance	903,410,000.00
Principal Paid	56,041,271.78
Note Balance @ 08/15/12	847,368,728.22

Class A-1
Original Note Balance	190,000,000.00
Principal Paid	56,041,271.78
Note Balance @ 08/15/12	133,958,728.22
Note Factor @ 08/15/12	70.5045938%

Class A-2
Original Note Balance	309,800,000.00
Principal Paid	0.00
Note Balance @ 08/15/12	309,800,000.00
Note Factor @ 08/15/12	100.0000000%

Class A-3
Original Note Balance	257,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/12	257,000,000.00
Note Factor @ 08/15/12	100.0000000%

Class A-4
Original Note Balance	127,670,000.00
Principal Paid	0.00
Note Balance @ 08/15/12	127,670,000.00
Note Factor @ 08/15/12	100.0000000%

Class B
Original Note Balance	18,940,000.00
Principal Paid	0.00
Note Balance @ 08/15/12	18,940,000.00
Note Factor @ 08/15/12	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	390,374.38
Total Principal Paid	56,041,271.78

Total Paid	56,431,646.16

Class A-1
Coupon	0.29529%
Interest Paid	43,637.30
Principal Paid	56,041,271.78

Total Paid to A-1 Holders	56,084,909.08

Class A-2
Coupon	0.52000%
Interest Paid	120,822.00
Principal Paid	0.00

Total Paid to A-2 Holders	120,822.00

Class A-3
Coupon	0.64000%
Interest Paid	123,360.00
Principal Paid	0.00

Total Paid to A-3 Holders	123,360.00

Class A-4
Coupon	0.85000%
Interest Paid	81,389.63
Principal Paid	0.00

Total Paid to A-4 Holders	81,389.63

Class B
Coupon	1.49000%
Interest Paid	21,165.45
Principal Paid	0.00

Total Paid to B Holders	21,165.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4321121
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	62.0330434

Total Distribution Amount	62.4651555

A-1 Interest Distribution Amount	0.2296700
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	294.9540620

Total A-1 Distribution Amount	295.1837320

A-2 Interest Distribution Amount	0.3900000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.3900000

A-3 Interest Distribution Amount	0.4800000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.4800000

A-4 Interest Distribution Amount	0.6375000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.6375000

B Interest Distribution Amount	1.1175000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.1175000

Noteholders’ First Priority Principal Distributable Amount	193.72
Noteholders’ Second Priority Principal Distributable Amount	337.96
Noteholders’ Principal Distributable Amount	468.32

Account Balances	$ Amount

Advances
Balance as of 07/18/12	0.00
Balance as of 07/31/12	64,067.19
Change	64,067.19

Reserve Account
Balance as of 07/18/12	2,310,518.58
Investment Earnings	149.37
Investment Earnings Paid	(149.37)
Deposit/(Withdrawal)	—
Balance as of 08/15/12	2,310,518.58
Change	—
Required Reserve Amount	2,310,518.58